Semiannual Report

Summit Municipal Funds

April 30, 2000


T. Rowe Price


Report Highlights

Summit Municipal Funds

o Despite three more Federal Reserve rate hikes, tax-free bond funds posted modest gains during the six months ended April 30.

o All three Summit funds outperformed their Lipper categories, aided by below-average expenses and portfolio management.

o The Summit Municipal Money Market Fund benefited from rising short-term rates.

o Tax-exempt bond yields are attractive compared with Treasury bond yields, even for investors in lower tax brackets.

o We expect the U.S. economy to eventually slow, at which time municipal bonds-given current yield levels-could deliver strong total returns.




UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.


Fellow Shareholders

Despite a persistently strong economy and three more rate hikes by the Federal Reserve, higher-quality long-term bond prices firmed and yields were more stable during the six months ended April 30. Long-term yields peaked in mid-January after rising steadily for more than a year. Money market and some intermediate-term yields, however, continued to rise in line with Fed policy. As a result, the Summit bond funds provided higher income and modest total returns, while the money fund's yield rose sharply.


MARKET ENVIRONMENT

     Data released in the six months ended April 30 revealed astonishing strength in the U.S. economy. GDP grew at a 6.9% rate in the fourth quarter of 1999, and first-quarter GDP growth slowed only slightly, to 5.4%. Taken together, in the last three calendar quarters the U.S. economy registered its fastest nine-month growth spurt in 15 years. The Fed's tightening program (begun June 30) and higher market interest rates apparently did little to slow economic growth and defuse potential inflationary pressures. Signs of rising wages and prices began to appear with economic reports released in March and April.

     Despite these developments, bond yields actually fell (and prices rose) from late January to early April, aided by the Treasury Department's plans to buy back long-term bonds and by reduced federal borrowing due to the budget surplus. After peaking at about 6.75%, long-term Treasury yields plunged well below 6% before returning to that level at the end of the period. In fact, in the first three months of the year, 30-year Treasuries posted their best quarterly returns in a decade as investors began to fear a potential shortage. With short-term rates rising and long-term rates falling, the Treasury yield curve became inverted-that is, yields on long-term issues fell below those of short- and intermediate-term securities. (The yield curve is a line plotting the yields on bonds from short to long maturities.)

     Tax-exempt bonds followed the Treasury market, but in a more muted fashion. Municipal bond yields rose steadily through year-end and well into January, when long-term bonds recovered. Tax-free yields then fell 30 to 40 basis points through mid-April (100 basis points equal one percentage point). At the same time, short-term rates rose in response to the Fed rate hikes. As a result, the municipal yield curve flattened but did not invert. The Lehman Municipal Bond Index rose 2.92% in the first quarter, its best performance since the summer of 1998. So far in 2000, the municipal market benefited from relatively light new issuance, down nearly 30% through April from the same period last year. At the same time, bond-fund demand was weak as investors directed cash to money market funds and the stock market. Lower-quality bonds also suffered as investors demanded more yield to compensate for higher risk. This is ultimately a healthy development after a period of very narrow yield spreads because the market appears to be pricing risk more ration-ally. (A yield spread is the yield advantage of lower-quality bonds over higher-quality issues, and is a measure of both risk and opportunity.)

     By the end of the six-month period, rates were moving higher again. The euphoria in the Treasury market subsided during tax season amid concerns about more aggressive Fed tightening. Municipal note and bond yields also began to rise again, but to a lesser degree.


SUMMIT MUNICIPAL MONEY MARKET FUND

     Your fund returned 1.69% and 3.17%, respectively, for the 6- and 12-month periods ended April 30, as shown in the table. Both results exceeded those of the Lipper Tax-Exempt Money Market Funds Average, aided by portfolio management and lower-than-average expenses. The Summit Municipal Money Market Fund's performance has consistently ranked in the top 25% of its peer group. For the 12 months ended April 30, the Summit Municipal Money Market Fund's performance ranked 15th out of 138 tax-exempt money market funds, according to Lipper Inc. For the five-year period ended April 30, the fund's performance ranked 11th out of 114 funds.

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 4/30/00                            6 Months            12 Months
--------------------------------------------------------------------------------

     Summit Municipal Money
     Market Fund                                    1.69%                3.17%

     Lipper Tax-Exempt
     Money Market Funds Average                     1.54                 2.91

     The Fed increased its key federal funds target rate three times by a total of 75 basis points in the six months under review. During that period, short-term municipal yields (3- to 12-month maturities) rose only 40 basis points. The more subdued rise in municipal note yields was largely the result of a substantial decline in issuance. The surging economy and increase in local tax revenues drastically reduced municipalities' short-term borrowing needs at a time when demand for such securities was rising.

     Throughout the past six months, we maintained a weighted average maturity somewhat longer than that of our peers. As of April 30, the fund's average maturity was 51 days, compared with 56 days on October 31. The average maturity of competing funds fell to 37 from 52 days. Our more aggressive posture allowed us to take advantage of higher yields in the 6- to 12-month maturity range. For example, the average yield of a one-year security was 50 basis points more than that of a very short-term variable rate demand note. That yield advantage was more than twice as great as it had been in the previous six-month period. Over the near term, we expect to shorten maturities because of the potential for more severe rate hikes by the Fed. Additionally, a sharp increase in one- to seven-day variable rate note yields at the end of April has created opportunities to invest in the shortest end of the yield curve and boost yield. This recent spike in variable rate yields is reflected in the fund's seven-day yield, which rose to 4.15% on April 30 from 3.10% six months ago, as shown in the table on page 8. That is equivalent to a 6.48% pretax yield for investors in the 36% federal income tax bracket.

SUMMIT MUNICIPAL INTERMEDIATE FUND

     While absolute returns were modest for the recent period and negative for the 12 months, the Summit Municipal Intermediate Fund outperformed the Lipper Intermediate Municipal Debt Funds Average for both periods ended April 30, as shown in the table. The favorable results versus competitors were aided by our portfolio management, our focus on yield, and our below-average expense ratio (which placed the fund in the lowest expense quartile of the Lipper Intermediate Municipal Debt Funds Average).* Despite the improved tone of the long-term bond market, intermediate-term bond prices were flat to negative as interest rates on these maturities were unchanged to higher. The fund's share price declined from $10.12 on October 31 to $10.07. Our modest return during the period was provided entirely by income. Dividends per share for the past six months increased to $0.24 from $0.23 in the prior six months, as shown in the table on page 8. Our dividend yield for the most recent period rose to 4.79% from 4.59%. That is equivalent to a pretax yield of 7.48% for an investor in the 36% federal income tax bracket.


Performance Comparison
--------------------------------------------------------------------------------

     Periods Ended 4/30/00                       6 Months           12 Months
--------------------------------------------------------------------------------

     Summit Municipal
     Intermediate Fund                              1.88%              -0.83%

     Lipper Intermediate Municipal
     Debt Funds Average                             1.65                -1.17


     The fund's duration posture remained at the short, or more defensive, end of our range for much of the period. (Duration measures a bond fund's sensitivity to interest rates. For example, a fund with a duration of five years will rise about 5% in price in response to a one-percentage- point decline in rates and fall 5% in response to a one-percentage-point increase in rates.) More recently, we increased duration slightly to a more neutral posture (to 5.5 years as of April 30 from 5.4 years six months ago) to take advantage of the highest yields in the tax-free intermediate market since 1995. We accomplished this by selling some short-intermediate term issues and buying bonds in the 10- to 15-year maturity range.

     Since the fund's inception in 1993, we have tended to overweight higher yielding sectors of the market, believing that above-average income, over time, will enhance performance more than changes in principal value. As rising rates caused declining bond prices over the past year, we took tax losses on some higher-quality bonds and reinvested the proceeds at higher yields, modestly increasing our position in low investment-grade bonds (such as those rated A or BBB). This tax-loss swapping helped us increase shareholder income. As these lower-rated bonds underperformed, especially late last year and early this year, we purchased more to capture their growing yield advantages. Our purchases were focused in hospital and industrial development revenue bonds, while sales were concentrated in the state general obligation sector. Our approach remains balanced and diversified. While our positions in lower-quality bonds have recently detracted from performance, we expect that longer term their higher income will benefit shareholders and the fund.

*    For the 12 months ended April 30, the Summit Municipal Intermediate
     Fund's expenses totaled 0.50%, compared with an average of 0.93% for the Lipper Intermediate Municipal Debt Funds Average. Based on total expenses, the fund ranked 116th out of 129 intermediate municipal debt funds (which means 115 comparable funds had higher expenses), according to Lipper.

     While Fed rate hikes create a challenging environment for bond investors, they do have a silver lining-higher bond yields. Going forward, we will continue to focus on extending duration to lock in these higher yields.


Summit Municipal Income Fund

     The Summit Municipal Income Fund returned 2.42% in the six months ended April 30, exceeding the return of the Lipper General Municipal Debt Funds Average, as shown in the table. Likewise, the fund's loss in the difficult bond market of the past 12 months was more limited than that of the peer group average. Our investment strategy and lower-than-average expense ratio aided results in both periods. The fund's net asset value dropped slightly over the past six months, to $9.86 from $9.88 on October 31, so performance derived exclusively from coupon income. Dividends per share rose in the period, to $0.26 from $0.25 six months ago. As a result, the six-month dividend yield increased to 5.26% from 5.03% last fall, equivalent to a taxable yield of 8.22% for an investor in the 36% tax bracket.


Performance Comparison
--------------------------------------------------------------------------------

     Periods Ended 4/30/00                       6 Months           12 Months
--------------------------------------------------------------------------------

     Summit Municipal
     Income Fund                                    2.42%              -2.67%

     Lipper General Municipal
     Debt Funds Average                             2.05                -3.31


     With interest rates on the rise over the past year, the fund's duration posture was defensive at 7.6 years as of October 31. (Duration is a measure of a bond fund's sensitivity to interest rates. For example, a fund with a duration of eight years would fall or rise about 8% in price in response to a one percentage-point rise or fall in interest rates. A bond's duration is typically much shorter than its stated maturity.) Our strategy was to extend duration during market weakness toward the end of 1999 and to take advantage of higher market yields throughout 2000. We increased the fund's duration to 8.4 years, as shown in the table on page 9, by selling bonds in the 10- to 15-year maturity range and buying those in the 20-year range. This move boosted performance as long-term bonds performed well after mid-January.

Quality Diversification
--------------------------------------------------------------------------------

AA       A        BBB      AAA      BB      B and Below
43       18       15       12       10      2

Based on net assets as of 4/30/00.


     In terms of credit strategy, we increased holdings of housing bonds, which offer good yields and reduced price volatility. Exposure to the public power revenue sector was increased, based on our credit research, as we expect certain bonds in the sector that are now out of favor to outperform going forward. Average credit quality was unchanged from six months ago at A+. Despite some deterioration in the high-yield market, we maintained a 27% exposure to bonds rated BBB or lower. Hospital bonds rebounded after underperforming last year. The fund's largest sector weightings were hospital bonds and housing bonds at 12% each.

     Going forward, we expect to maintain a neutral duration posture until the Fed appears to be nearing the end of its rate hike program and the economy shows signs of slowing growth. In the meantime, we will focus on taking steps to improve shareholder income, including selling bonds at losses and reinvesting the proceeds in new issues with higher coupons. These losses may be used to offset future realized capital gains, helping to make the fund more tax-efficient.

OUTLOOK

     Economic growth does not yet show signs of slowing to a pace the Federal Reserve would prefer. First-quarter GDP growth and subsequent reports for the month of April point to continued strong consumer demand and ever-tightening labor markets. Cost pressures have been mounting, and the Fed is concerned that they will be reflected in higher inflation. As a result, the central bank has begun taking more aggressive steps, beginning with its half-point rate hike on May 16 (which followed four quarter-point hikes). In anticipation, long-term bond yields began trending up again in mid-April. As long as accelerating inflation remains a threat, the Fed is likely to follow its latest rate hike with even more, probably of the same magnitude (a half percentage point), in the months ahead.

     The Fed's drive to rein in the economy may continue to put downward pressure on municipal bond prices in the near term, but the tightening cycle should be over by year-end and perhaps as soon as early autumn. Once signs of slower growth are evident, the bond markets should turn more positive. Tax-free bonds are entering a typically strong seasonal demand period, which, combined with light supply, may offset some of the effects of the Fed's tightening. Yields on municipal bonds are attractive compared with Treasury bond yields, and should be appealing even to investors in lower tax brackets.

     Respectfully submitted,



     Mary J. Miller

     Director, Municipal Bond Department
     May 19, 2000



T. Rowe Price Summit Municipal Funds
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Portfolio Highlights
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KEY STATISTICS

                                                    10/31/99      4/30/00


Summit Municipal Money Market Fund
--------------------------------------------------------------------------------

Price Per Share                                      $  1.00      $  1.00

Dividends Per Share

  For 6 months                                         0.014        0.017

  For 12 months                                        0.029        0.031

Dividend Yield (7-Day Compound) *                      3.10%        4.15%

Weighted Average Maturity (days)                         56           51

Weighted Average Quality **                       First Tier    First Tier


Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------

Price Per Share                                      $ 10.12      $ 10.07

Dividends Per Share

  For 6 months                                          0.23         0.24

  For 12 months                                         0.46         0.47

Dividend Yield *

  For 6 months                                          4.59%        4.79%

  For 12 months                                         4.70         4.75

30-Day Standardized Yield                               4.67         4.95

Weighted Average Effective Maturity (years)              6.9          7.1

Weighted Average Effective Duration (years)              5.4          5.5

Weighted Average Quality ***                              A+           A+

                                                       (continued on next page)



T. Rowe Price Summit Municipal Funds
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Portfolio Highlights
--------------------------------------------------------------------------------

KEY STATISTICS

                                                    10/31/99      4/30/00

Summit Municipal Income Fund
--------------------------------------------------------------------------------

Price Per Share                                      $  9.88      $  9.86

Dividends Per Share

  For 6 months                                          0.25         0.26

  For 12 months                                         0.49         0.50

Dividend Yield *

  For 6 months                                          5.03%        5.26%

  For 12 months                                         5.10         5.21

30-Day Standardized Yield                               5.07         5.38

Weighted Average Maturity (years)                       13.9         15.8

Weighted Average Effective Duration (years)              7.6          8.4

Weighted Average Quality ***                              A+           A+

* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value per share at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

***  Based on T. Rowe Price research.


T. Rowe Price Summit Municipal Funds
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Portfolio Highlights
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SECTOR DIVERSIFICATION

                                                   Percent of   Percent of
                                                   Net Assets   Net Assets
                                                     10/31/99      4/30/00

Summit Municipal Money Market Fund
--------------------------------------------------------------------------------

Air and Sea Transportation Revenue                        21%          23%

Educational Revenue                                       18           15

Industrial and Pollution Control Revenue                  18           13

Housing Finance Revenue                                    7           11

Prerefunded Bonds                                          5           10

General Obligation - State                                 8            9

Electric Revenue                                           7            5

General Obligation - Local                                 7            4

Lease Revenue                                             --            4

Escrowed to Maturity                                       2            2

All Other                                                  7            2

Other Assets Less Liabilities                             --            2

Total                                                    100%         100%

                                                       (continued on next page)



T. Rowe Price Summit Municipal Funds
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Portfolio Highlights


SECTOR DIVERSIFICATION

                                                   Percent of   Percent of
                                                   Net Assets   Net Assets
                                                     10/31/99      4/30/00

Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------

Hospital Revenue                                          11%          14%

General Obligation - Local                                12           12

Electric Revenue                                           9           11

Solid Waste Revenue                                        9            8

Industrial and Pollution Control Revenue                   6            8

General Obligation - State                                 9            6

Air and Sea Transportation Revenue                         7            6

Dedicated Tax Revenue                                      4            6

Lease Revenue                                              5            5

Nuclear Revenue                                            4            4

Housing Finance Revenue                                    4            4

Life Care/Nursing Home Revenue                             5            4

Water and Sewer Revenue                                    4            4

Escrowed to Maturity                                       3            3

Prerefunded Bonds                                          3            3

All Other                                                  6            2

Other Assets Less Liabilities                             -1           --

Total                                                    100%         100%

                                                       (continued on next page)



T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------

Portfolio Highlights

SECTOR DIVERSIFICATION

                                                   Percent of   Percent of
                                                   Net Assets   Net Assets
                                                     10/31/99      4/30/00

Summit Municipal Income Fund
--------------------------------------------------------------------------------

Housing Finance Revenue                                    7%          12%

Hospital Revenue                                          12           12

Nuclear Revenue                                            5            9

Air and Sea Transportation Revenue                         6            8

Dedicated Tax Revenue                                      3            7

Lease Revenue                                              9            7

Industrial and Pollution Control Revenue                  11            7

General Obligation - Local                                 8            7

Solid Waste Revenue                                        9            5

Life Care/Nursing Home Revenue                             7            5

Water and Sewer Revenue                                    5            5

Escrowed to Maturity                                       3            4

Educational Revenue                                        5            3

Ground Transportation Revenue                              6            3

Prerefunded Bonds                                          3            3

General Obligation - State                                 3            2

All other                                                  2            2

Other Assets Less Liabilities                             -4           -1
--------------------------------------------------------------------------------

Total                                                    100%         100%



T. Rowe Price Summit Municipal Funds
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Performance Comparison
--------------------------------------------------------------------------------

     These charts show the value of a hypothetical $25,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

SUMMIT MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                         Summit
                  Summit                 Municipal
                  Municipal              Money
                  Money Market           Market
                  Funds Average          Fund

10/29/93          2,5000                 2,5000
4/30/94           2,5235                 2,5253
4/95              2,5948                 2,6033
4/96              2,6783                 2,6930
4/97              2,7573                 2,7798
4/98              2,8435                 2,8743
4/99              2,9223                 2,9625
4/30/00           3,0078                 3,0564


SUMMIT MUNICIPAL INTERMEDIATE FUND
--------------------------------------------------------------------------------

                  Lehman             Lipper               Summit
                  7-Year             Intermediate         Municipal
                  Municipal          Municipal Debt       Intermediate
                  Bond Index         Funds Average        Fund

10/29/93          2,5000             2,5000               2,5000
4/30/94           2,4460             2,4061               2,4828
4/95              2,5892             2,5399               2,6319
4/96              2,7855             2,7109               2,8285
4/97              2,9344             2,8565               2,9963
4/98              3,1644             3,0694               3,2345
4/99              3,3793             3,2531               3,4466
4/30/00           3,3782             3,2198               3,4179


SUMMIT MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

                  Lehman                                     Summit
                  Municipal          Lipper General          Municipal
                  Bond               Municipal Debt          Income
                  Index              Funds Average           Fund

10/29/93          2,5000             2,5000                  2,5000
4/30/94           2,4117             2,3850                  2,4120
4/95              2,5721             2,5253                  2,5735
4/96              2,7765             2,6975                  2,7798
4/97              2,9360             2,8690                  3,0130
4/98              3,2360             3,1323                  3,3450
4/99              3,4608             3,3173                  3,5693
4/30/00           3,4290             3,2058                  3,4739


Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                               Since   Inception
Periods Ended 4/30/00         1 Year   3 Years   5 Years   Inception        Date
--------------------------------------------------------------------------------

Summit Municipal Money
  Market Fund                  3.17%     3.21%     3.26%       3.14%    10/29/93

Summit Municipal
  Intermediate Fund           -0.83      4.49      5.37        4.93     10/29/93

Summit Municipal Income Fund  -2.67      4.86      6.18        5.19     10/29/93

Investment return represents past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase, as their principal value will fluctuate.

Investments in the money fund are not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.



T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                     6 Months      Year
                        Ended     Ended
                      4/30/00  10/31/99  10/31/98  10/31/97  10/31/96  10/31/95

NET ASSET VALUE
Beginning of period    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000

Investment
activities

  Net investment
  income (loss)         0.017     0.029     0.032     0.033    0 .032     0.035

Distributions

  Net investment
  income               (0.017)   (0.029)   (0.032)   (0.033)  (0.032)    (0.035)

NET ASSET VALUE
End of period          $1.000    $1.000    $1.000    $1.000   $1.000     $1.000
                     -----------------------------------------------------------

Ratios/
Supplemental Data
Total return (diamond)  1.69%     2.90%     3.27%     3.37%    3.28%      3.53%

Ratio of total
expenses to
average net assets      0.45%!    0.45%     0.45%     0.45%    0.45%      0.45%

Ratio of net
investment income
(loss) to average
net assets              3.37%!    2.87%     3.23%     3.31%    3.23%      3.48%

Net assets,
end of period
(in thousands)       $204,266  $185,305  $170,924 $ 140,557  $96,264    $77,958

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!         Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                     6 Months      Year
                        Ended     Ended
                      4/30/00  10/31/99  10/31/98  10/31/97  10/31/96  10/31/95

NET ASSET VALUE
Beginning of period    $10.12    $10.70    $10.51    $10.22    $10.17     $9.59

Investment
activities

  Net investment
  income (loss)          0.24      0.46      0.48      0.49      0.48      0.48

  Net realized
  and unrealized
  gain (loss)           (0.05)    (0.56)     0.23      0.29      0.05      0.58

  Total from
  investment
  activities             0.19     (0.10)     0.71      0.78      0.53      1.06

Distributions

  Net investment
  income                (0.24)    (0.46)    (0.48)    (0.49)    (0.48)    (0.48)

  Net realized
  gain                      -     (0.02)    (0.04)        -         -         -

  Total
  distributions         (0.24)    (0.48)    (0.52)    (0.49)    (0.48)    (0.48)

NET ASSET VALUE
End of period          $10.07    $10.12    $10.70    $10.51    $10.22    $10.17
                     -----------------------------------------------------------

Ratios/
Supplemental Data
Total return(diamond)   1.88%    (0.96)%    6.89%     7.78%     5.39%    11.39%

Ratio of total
expenses to
average net assets      0.50%!    0.50%     0.50%     0.50%     0.50%     0.50%

Ratio of net
investment income
(loss) to average
net assets              4.72%!    4.43%     4.51%     4.67%     4.77%     4.93%

Portfolio
turnover rate           45.0%!    38.5%     22.2%     53.8%     72.9%     86.1%

Net assets,
end of period
(in thousands)        $79,723   $83,794   $75,928   $46,906   $29,175   $22,145


(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!         Annualized



T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Unaudited



Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                     6 Months      Year
                        Ended     Ended
                      4/30/00  10/31/99  10/31/98  10/31/97  10/31/96  10/31/95

NET ASSET VALUE
Beginning of period     $9.88    $10.79    $10.44     $9.97     $9.84     $9.08

Investment activities

  Net investment
  income (loss)          0.26      0.49      0.51      0.55      0.54      0.54

  Net realized
  and unrealized
  gain (loss)           (0.02)    (0.86)     0.35      0.47      0.13      0.76

  Total from
  investment
  activities             0.24     (0.37)     0.86      1.02      0.67      1.30

Distributions

  Net investment
  income                (0.26)    (0.49)    (0.51)    (0.55)    (0.54)    (0.54)

  Net realized
  gains                     -     (0.05)        -         -         -         -

  Total
  distributions         (0.26)    (0.54)    (0.51)    (0.55)    (0.54)    (0.54)


NET ASSET VALUE
End of period           $9.86     $9.88    $10.79    $10.44     $9.97     $9.84
                     -----------------------------------------------------------

Ratios/
Supplemental Data
Total return (diamond)  2.42%    (3.58)%    8.44%    10.54%     7.04%    14.68%

Ratio of total
expenses to
average net assets      0.50%!     0.50%    0.50%     0.50%     0.50%     0.50%

Ratio of net
investment income
loss) to average
net assets              5.21%!     4.71%    4.82%     5.38%     5.51%     5.68%

Portfolio
turnover rate           60.6%!     79.7%    48.1%     35.7%     56.7%     73.7%

Net assets,
end of period
(in thousands)        $68,960    $72,558  $65,958   $29,102   $15,909   $11,108


(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!         Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Money Market Fund
--------------------------------------------------------------------------------
Unaudited                                                       April 30, 2000


Statement of Net Assets                                     Par        Value
--------------------------------------------------------------------------------
                                                              In thousands

ALABAMA  0.5%

Alabama, GO, 5.50%, 10/1/00                          $      810   $      814

Huntsville, GO, 5.15%, 8/1/00                               250          251

Total Alabama (Cost  $1,065)                                           1,065


ARIZONA  0.1%

Salt River Agricultural Improvement and Power Dist.

  Electric System

     6.50%, 1/1/22 (FSA Insured)
     (Prerefunded 1/1/01!)                                  100          103

Total Arizona (Cost  $103)                                               103


ARKANSAS  0.6%

Arkansas Dev. Fin. Auth., Single Family Mortgage

  4.30%, 3/1/01 *                                         1,300        1,300

Total Arkansas (Cost  $1,300)                                          1,300


CONNECTICUT  0.6%

Connecticut

  Special Tax Refund, 5.50%, 10/1/00                        225          226

  Unemployment Compensation

     5.50%, 5/15/00 (AMBAC Insured)                          60           60

Connecticut, GO

     4.50%, 5/15/00                                         200          200

     5.50%, 10/15/00                                        200          201

     6.30%, 8/1/00                                          100          101

Connecticut HEFA, Yale-New Haven Hosp.

     7.10%, 7/1/25 (MBIA Insured)
     (Prerefunded 7/1/00!)                                  105          108

Connecticut Special Tax Obligation, 4.625%, 9/1/00          250          250

Total Connecticut (Cost  $1,146)                                       1,146


DELAWARE  0.6%

Delaware, GO

     5.00%, 7/1/00                                   $      250   $      250

     6.85%, 5/1/00                                        1,000        1,000

Total Delaware (Cost  $1,250)                                          1,250


DISTRICT OF COLUMBIA  2.5%

Dist. of Columbia

     6.60%, 6/1/03 (Prerefunded 6/1/00!)                    395          404

     7.20%, 6/1/01 (FSA Insured)
     (Prerefunded 6/1/00!)                                  300          307

Dist. of Columbia, GO

     5.30%, 6/1/00 (Escrowed to Maturity)                    25           25

     6.70%, 6/1/04 (Prerefunded 6/1/00!)                    245          250

Metropolitan Washington Airports Auth. TECP

     4.75%, 5/25/00                                       1,600        1,600

     5.25%, 10/1/00 *                                     2,445        2,456

Total District of Columbia (Cost  $5,042)                              5,042


FLORIDA  1.1%

Dade County Water and Sewer, Water and Sewer Systems

     5.00%, 10/1/00 (FGIC Insured)                          325          326

Florida Board of Ed., GO

  Public Ed. Capital Outlay

     7.25%, 6/1/23 (Prerefunded 6/1/00!)                    900          920

Florida DOT, Turnpike Auth.

     9.50%, 7/1/00 (AMBAC Insured)                          455          459

Hillsborough County, Capital Improvement

     5.00%, 8/1/00 (FGIC Insured)
     (Escrowed to Maturity)                                 500          501

Jacksonville Electric Auth., Bulk Power Supply

     6.75%, 10/1/21 (Prerefunded 10/1/00!)                   40           41

Orlando and Orange County Expressway Auth.

     4.70%, 7/1/00 (FGIC Insured)                           100          100

Total Florida (Cost  $2,347)                                           2,347


GEORGIA  3.8%

Georgia, GO, 4.375%, 7/1/00                                $250         $250

Metropolitan Atlanta Rapid Transit Auth.

     4.90%, 7/1/00 (AMBAC Insured)                          800          801

Savannah Economic Dev. Auth.

  Home Depot

     VRDN (Currently 5.15%) *                             2,250        2,250

     VRDN (Currently 5.20%) *                             4,400        4,400

Total Georgia (Cost  $7,701)                                           7,701


HAWAII  0.0%

Honolulu, GO, 6.90%, 6/1/00 (Escrowed to Maturity)          50            50

Total Hawaii (Cost  $50)                                                  50


ILLINOIS  8.9%

Chicago Gas Supply, VRDN (Currently 5.08%) *             2,500         2,500

Illinois

     5.75%, 6/15/00 (Escrowed to Maturity)                  100          100

  Sales Tax, 5.30%, 6/15/00                                 500          501

Illinois HDA, 3.65%, 7/27/00 *                            1,000        1,000

Illinois Student Assistance Commission, Student Loan

     VRDN (Currently 5.10%) *                             5,500        5,500

     VRDN (Currently 5.10%) * (MBIA Insured)              2,700        2,700

Lake County, PCR, W.W. Grainger,

     VRDN (Currently 5.10%) *                             1,500       1 ,500

Will County, Exxon Mobil

     VRDN (Currently 6.10%)                               4,400        4,400

Total Illinois (Cost  $18,201)                                        18,201


INDIANA  8.3%

Gibson County PCR, Toyota Motor Credit

     VRDN (Currently 5.10%) *                             7,000        7,000

Indiana Univ., 6.90%, 8/1/03 (Prerefunded 08/01/00!)        350          360

Indianapolis Airport Auth., TECP,

     Gas Utility, 4.10%, 8/14/00                          3,000       3 ,000

Indianapolis Local Public Improvement Bond Bank

     7.40%, 7/1/20 (Prerefunded 7/1/00!)                     60           61

Petersburg, Solid Waste Disposal

  Indianapolis Power and Light

     VRDN (Currently 5.15%) *                        $      300   $      300

     VRDN (Currently 5.25%) *                             6,300        6,300

Total Indiana (Cost  $17,021)                                         17,021


KANSAS  0.4%

Wichita, GO, Temporary Improvement, 4.747%, 4/26/01         900          903

Total Kansas (Cost  $903)                                                903


KENTUCKY  1.4%

Kentucky Turnpike Auth.

  Economic Dev.

     7.25%, 5/15/10 (Prerefunded 5/15/00!)                  335          340

     7.25%, 5/15/20 (Prerefunded 5/15/00!)                1,000        1,017

  Revitalization Project

     7.25%, 5/15/02 (Prerefunded 05/15/00!)                 500          508

Louisville and Jefferson County Sewer Dist.

  Metropolitan Sewer Dist.

     7.35%, 5/1/19 (FGIC Insured)
     (Prerefunded 5/1/00!)                                1,000        1,020

Total Kentucky (Cost  $2,885)                                          2,885


LOUISIANA  4.4%

Lake Charles Louisiana Harbor and Dist., Conoco

     VRDN (Currently 5.10%) *                             2,000        2,000

Louisiana, GO

     6.00%, 8/1/00 (FGIC Insured)                           850          854

     7.125%, 9/1/10 (Prerefunded 9/1/00!)                   760          782

New Orleans Aviation Board

     VRDN (Currently 5.10%) (MBIA Insured) *              5,340        5,340

Total Louisiana (Cost  $8,976)                                         8,976


MAINE  0.1%

Maine, GO, 7.50%, 12/15/00                                  100          102

Total Maine (Cost  $102)                                                 102


MARYLAND  7.0%

Anne Arundel County, GO

     4.625%, 7/15/00                                 $       25   $       25

  Consolidated General Improvement, 4.625%, 7/15/00          50           50

  Consolidated Solid Waste Project, 4.625%, 7/15/00          30           30

Baltimore City

  Wastewater

     6.50%, 7/1/20 (MBIA Insured)
     (Prerefunded 7/1/00!)                                  100          100

  Water Projects

     6.50%, 7/1/20 (MBIA Insured)
     (Prerefunded 7/1/00!)                                   75           76

Baltimore Convention Center

     5.00%, 9/1/00 (FGIC Insured)
     (Escrowed to Maturity)                                 150          150

Carroll County, 7.25%, 10/1/15 (Prerefunded 10/1/00!)       300          309

Howard County, GO

  Consolidated Public Improvement

     5.00%, 5/15/00                                          35           35

     6.90%, 5/15/07 (Prerefunded 5/15/00!)                  300          300

  Metropolitan Dist.

     5.00%, 2/15/01                                          45           45

     7.125%, 5/15/02 (Prerefunded 5/15/00!)                 165          167

     7.15%, 5/15/20 (Prerefunded 5/15/00!)                  500          506

Maryland, GO

     5.40%, 10/15/00                                         15           15

     6.50%, 7/1/00                                          165          166

     7.00%, 10/15/03 (Prerefunded 10/15/00!)                200          205

  State & Local Fac

     4.10%, 8/1/00                                          110          110

     4.875%, 6/1/00                                         100          100

     4.90%, 2/1/01                                          100          100

     5.00%, 10/15/00                                        425          426

  Maryland DOT

     6.20%, 9/1/02 (Prerefunded 9/1/00!)                     50           51

     6.30%, 9/1/04 (Prerefunded 09/1/00!)                   400          409

Maryland HHEFA

     7.00%, 7/1/19 (AMBAC Insured)
     (Prerefunded 07/01/00!)                         $      245   $      251

  Johns Hopkins Hosp.

     7.00%, 7/1/23 (Prerefunded 7/1/00!)                    280          287

Maryland National Capital Park and Planning Commission

  Prince Georges County

     6.90%, 7/1/07 (Prerefunded 7/1/00!)                    300          307

Maryland Stadium Auth., VRDN (Currently 5.10%) *          7,300        7,300

Montgomery County, GO

     9.75%, 6/1/00                                          500          503

  Consolidated Public Improvement

     5.20%, 7/1/00                                          285          285

     8.60%, 5/1/00                                          175          175

Prince Georges Solid Waste Management

     6.75%, 6/30/02 (Prerefunded 6/30/00!)                  250          256

Univ. of Maryland

     4.00%, 10/1/00                                         525          525

  Equipment, 5.50%, 12/1/00                                 115          116

Washington Suburban Sanitation Dist., GO

     6.90%, 8/1/06 (Prerefunded 8/1/00!)                    250          256

  Administration Building Construction

     6.90%, 6/1/01 (Prerefunded 6/1/00!)                     25           26

  General Construction, 6.75%, 6/1/00                       600          601

  Water Supply, 5.50%, 6/1/00                                20           20

Total Maryland (Cost  $14,283)                                        14,283


MASSACHUSETTS  1.1%

Massachusetts, GO

     5.25%, 9/1/00                                          500          502

     6.20%, 8/1/00                                           50           50

     9.25%, 7/1/00                                        1,000        1,009

  Consolidated Loan

     6.375%, 7/1/00                                         100          100

     6.90%, 10/1/00 (MBIA Insured)                          200          202

     7.50%, 12/1/07 (MBIA Insured)
     (Prerefunded 12/1/00!)                                 375          389

Total Massachusetts (Cost  $2,252)                                     2,252


MICHIGAN  4.9%

Michigan State Hosp. Fin. Auth.

     6.625%, 6/1/10 (Prerefunded 6/1/00!)            $       65   $       65

Michigan State Housing Dev. Auth.

  Single Family Mortgage, 3.95%, 12/1/00 *                2,000        2,000

Wayne/Charter County Airport, Detroit Metropolitan Airport

     VRDN (Currently 5.10%) *                             8,020        8,020

Total Michigan (Cost  $10,085)                                        10,085


MINNESOTA  1.1%

Minneapolis-St. Paul Housing & Redev. Auth., Health One

     8.00%, 8/15/14 (Prerefunded 8/15/00!)                   50           51

Minnesota, GO

     4.90%, 8/1/00                                          100          100

     5.20%, 8/1/00                                          225          226

  Various Purpose

     4.50%, 6/1/00                                        1,000        1,000

     6.40%, 8/1/00                                          500          503

  State Infrastructure Dev.

     7.00%, 8/1/06 (Prerefunded 8/1/00!)                    295          297

Total Minnesota (Cost  $2,177)                                         2,177


NEVADA  9.0%

Clark County, GO, Airport Systems, 5.10%, 7/1/00 *          300          301

Clark County Airport

     VRDN (Currently 5.05%) *                               270          270

     VRDN (Currently 5.10%) *                             6,000        6,000

Nevada, Municipal Bond Bank

  5.30%, 12/1/00 (Escrowed to Maturity)                     300          302

  7.00%, 7/1/00 (Escrowed to Maturity)                    1,660        1,666

Nevada Housing Division, Multi Unit Housing

  Silverado, VRDN (Currently 5.10%) *                     5,500        5,500

  Apache Project, VRDN (Currently 5.10%)                  4,400        4,400

Total Nevada (Cost  $18,439)                                          18,439


NEW JERSEY  0.5%

Middlesex County Utilities Auth., Sewer

     6.50%, 3/15/11 (FGIC Insured)
     (Prerefunded 3/15/01!)                          $       50   $       52

Monmouth County, GO, General Improvement,

  4.50%, 8/1/00                                             300          300

New Jersey Transportation Auth., Trust Fund

  Transportation Systems

     4.50%, 6/15/00                                         100          100

     4.50%, 6/15/00 (Escrowed to Maturity)                  135          135

Ocean County, GO, General Improvement, 7.00%, 8/15/00       500          504

Total New Jersey (Cost  $1,091)                                        1,091


NEW MEXICO  0.8%

New Mexico, GO, Capital Projects, 4.60%, 8/1/00           1,600        1,602

Total New Mexico (Cost  $1,602)                                        1,602


NEW YORK  0.6%

Dormitory Auth. of the State of New York, State Univ.

     7.375%, 5/15/14 (Prerefunded 5/15/00!)                 525          536

New York City, GO, 6.00%, 8/1/00 (Escrowed to Maturity)     475          477

New York City Municipal Water Fin. Auth.

  Water and Sewer Systems

     7.50%, 6/15/19 (Prerefunded 6/15/00!)                  150          153

Total New York (Cost  $1,166)                                          1,166


NORTH CAROLINA  5.4%

Charlotte, Water & Sewer

  6.50%, 2/1/09 (Prerefunded 2/1/01!)                        50           52

Charlotte, GO, Public Improvement

     6.50%, 2/1/08 (Prerefunded  2/1/01!)                   100          103

Charlotte Airport

     VRDN (Currently 5.10%) *                             7,070        7,070

     VRDN (Currently 5.15%)                               3,000        3,000

Fayetteville, 6.60%, 6/1/04 (Prerefunded 6/1/00!)           590          603

Greensboro, GO, Public Improvement

     6.80%, 5/1/04 (Prerefunded 5/1/00!)             $      100   $      102

North Carolina, GO, 4.50%, 6/1/00                           125          125

Total North Carolina (Cost  $11,055)                                  11,055


OHIO  0.1%

Ohio, GO, Infrastructure Improvement, 4.20%, 8/1/00          50           50

Ohio Building Auth., Correctional Fac., 5.00%, 10/1/00      150          151

Total Ohio (Cost  $201)                                                  201


OREGON  1.5%

Oregon Housing and Community Services Dept.

  Single Family Mortgage

     3.48%, 6/29/00 *                                     1,500        1,500

     4.30%, 3/29/01 *                                     1,540        1,540

Total Oregon (Cost  $3,040)                                            3,040


PENNSYLVANIA  2.9%

Berks County

     7.25%, 11/15/20 (FGIC Insured)
     (Prerefunded 11/15/00!)                                 50           52

Pennsylvania, 7.00%, 5/1/03 (Prerefunded 5/1/00!)            15           15

Pennsylvania Higher Ed. Fac. Auth., Student Loan

     VRDN (Currently 5.10%) *                             5,100        5,100

Pennsylvania Intergovernmental Cooperative Auth.

  Philadelphia Funding

     6.00%, 6/15/00 (FGIC Insured)
     (Escrowed to Maturity)                                 500          501

Pennsylvania Turnpike Commission

     7.10%, 12/1/03 (FGIC Insured)
     (Prerefunded 12/1/00!)                                 300          311

Total Pennsylvania (Cost  $5,979)                                      5,979


SOUTH CAROLINA  0.3%

Greenville Hosp. Fac.,

     7.00%, 5/1/17 (Prerefunded 5/1/00!)             $      100   $      102

South Carolina Jobs Economic Dev.

  First Mortgage Lowman Home Trinity

     6.70%, 9/1/20 (Prerefunded 9/1/00!)                    500          519

Total South Carolina (Cost  $621)                                        621


SOUTH DAKOTA  1.2%

South Dakota Housing Dev. Agency

     VRDN (Currently 5.30%) *                               105          105

     Homeownership Mortgage, 4.20%, 2/1/01 *              2,410        2,410

Total South Dakota (Cost  $2,515)                                      2,515


TENNESSEE  0.9%

Metropolitan Gov't. Nashville and Davidson

  Tennessee Electric, 5.20%, 5/15/00                        300          300

Shelby County, GO

     4.30%, 7/17/00                                       1,000        1,000

     5.20%, 3/1/01                                          450          453

Total Tennessee (Cost  $1,753)                                         1,753


TEXAS  7.8%

Austin Utility Systems

     9.50%, 5/15/15 (Prerefunded 5/15/00!)                  100          100

     10.75%, 5/15/15 (Prerefunded 5/15/00!)                 280          281

Bexar County Health Fac. Dev. Hosp.

  Baptist Memorial Hosp.

     7.50%, 8/15/10 (MBIA Insured)
     (Prerefunded 8/15/00!)                                 320          329

Colorado River Municipal Water Dist., Water Systems

     8.50%, 1/1/03 (Prerefunded 1/1/01!)                  1,000        1,028

Harris County, Toll Road, 5.90%, 8/15/00                    450          452

Harris County, GO

  Certificates Obligation

     5.10%, 10/1/00 (Escrowed to Maturity)                  100          101

Harris County, GO, Toll Road, 6.40%, 8/1/00                 $50          $50

Harris County Flood Control Dist., GO, 5.50%, 10/1/00       150          151

Panhandle Plains Higher Ed. Auth.

     VRDN (Currently 5.10%) *                             3,200        3,200

  Student Loan, VRDN (Currently 5.10%) *                  1,000        1,000

Plano, 7.30%, 9/1/10 (Prerefunded 9/1/00!)                  125          126

San Antonio Electric and Gas

     5.20%, 2/1/01                                          335          337

South Texas Higher Ed. Auth.

     VRDN (Currently 5.10%) (MBIA Insured) *              3,200        3,200

  Sallie Mae

     VRDN (Currently 5.10%)
     (MBIA Insured) *                                     1,500        1,500

Texas, GO

     VRDN (Currently 5.10%) *                             1,000        1,000

  Public Fin. Auth., Texas Park & Wildlife

     5.375%, 10/1/00                                        350          352

     5.50%, 10/1/00                                         635          638

  TRAN, 4.50%, 8/31/00                                    2,000        2,005

Total Texas (Cost  $15,850)                                           15,850


UTAH  8.9%

Intermountain Power Agency

     10.00%, 7/1/12 (Prerefunded 7/1/00!)                   125          128

Salt Lake City, Airport, VRDN (Currently 5.15%) *         5,400        5,400

Salt Lake County, Kennecott/RTZ , Solid Waste Disposal

     VRDN (Currently 5.10%) *                             4,400        4,400

Utah, GO, 4.70%, 7/1/00                                     200          200

Utah State Board of Regents, VRDN (Currently 5.10%) *     8,000        8,000

Total Utah (Cost  $18,128)                                            18,128


VIRGINIA  1.9%

Capital Region Airport Commission, Richmond Int'l. Airport

     VRDN (Currently 5.15%)

     (AMBAC Insured) *                                    2,000        2,000

Fairfax County, GO, 4.70%, 6/1/00                           250          250

Norfolk, GO, Capital Improvement

     5.25%, 6/1/00 (FGIC Insured)                           250          250

Richmond, Public Improvement

     6.25%, 1/21/01 (Prerefunded 1/15/01!)           $      200   $      207

Richmond, GO, Public Improvement

     4.50%, 1/15/01                                         175          175

     6.40%, 1/15/05 (Prerefunded 1/15/01!)                   35           36

Roanoke IDA, Roanoke Memorial Hosp

     7.40%, 7/1/05 (Prerefunded 7/1/00!)                     25           26

     7.50%, 7/1/20 (Prerefunded 7/1/00!)                    600          615

Virginia, GO, 5.40%, 6/1/00                                 100          100

Virginia HDA, Multi Housing, 5.45%, 5/1/01 *                200          202

Total Virginia (Cost  $3,861)                                          3,861


WASHINGTON  6.5%

Port of Seattle

     5.00%, 9/1/00 (FGIC Insured) *                       2,030        2,035

     6.00%, 11/1/00 (FGIC Insured) *                      1,325        1,338

Seattle Municipal Water

     6.75%, 5/1/20 (Prerefunded 5/1/00!)                  1,000        1,020

Tacoma Electric Systems, 5.45%, 1/1/01 (AMBAC Insured)      250          252

Washington, GO

     4.50%, 8/1/00                                          225          226

     5.00%, 5/1/00                                          200          200

     5.50%, 9/1/00                                          250          251

     6.10%, 6/1/00                                          150          150

     6.10%, 9/1/00                                          250          252

  Dept. of General Administration, COP, 4.75%, 7/1/00       265          265

  Motor Vehicle Fuel, 4.70%, 9/1/00                         200          200

  Various Purpose, 4.25%, 1/1/01                          1,000        1,000

Washington Housing Fin. Commission

  Single Family

     3.85%, 10/10/00 *                                    1,000        1,000

     4.40%, 4/1/01                                        1,000        1,000

Washington Public Power Supply Systems

     5.10%, 7/1/00                                          100          100

     7.00%, 7/1/12 (FGIC Insured)
     (Prerefunded 7/1/00!)                                  985        1,009

     7.50%, 7/1/03 (Prerefunded 7/1/00!)                     50           51

     8.00%, 7/1/17 (Prerefunded 7/1/00!)                    100          103

  Nuclear Systems

     5.45%, 7/1/00                                   $      500   $      501

     7.00%, 7/1/11 (Prerefunded 7/1/00!)                     70           72

     7.00%, 7/1/11 (FGIC Insured)
     (Prerefunded 7/1/00!)                                  820          841

     7.00%, 7/1/12 (Prerefunded 7/1/00!)                    485          497

     7.00%, 7/1/12 (MBIA Insured)
     (Prerefunded 7/1/00!)                                   45           46

     7.10%, 7/1/00                                          100          101

     7.25%, 7/1/00                                          300          302

     7.25%, 7/1/03 (Prerefunded 7/1/00!)                     50           51

     7.375%, 7/1/12 (MBIA Insured)
     (Prerefunded 7/1/00!)                                   55           56

     7.50%, 7/1/18 (MBIA Insured)
     (Prerefunded 7/1/00!)                                   35           36

     7.50%, 7/1/18 (FGIC Insured)
     (Prerefunded 7/1/00!)                                  215          220

     7.60%, 7/1/04 (Prerefunded 7/1/00!)                    170          174

Total Washington (Cost  $13,349)                                      13,349


WEST VIRGINIA  0.4%

West Virginia Housing Dev. Fund, 4.40%, 5/1/00 *            755          755

Total West Virginia (Cost  $755)                                         755


WISCONSIN  1.7%

Milwaukee, GO, 5.00%, 11/15/00                            1,000        1,005

Milwaukee Metropolitan Sewage Dist., GO, 7.00%, 9/1/00      300          302

Wisconsin, GO

     5.30%, 5/1/00                                          100          100

     6.20%, 5/1/02 (Prerefunded 5/1/00!)                    100          101

  TECP, 3.95%, 5/31/00                                    2,000        2,000

Total Wisconsin (Cost  $3,508)                                         3,508

Total Investments in Securities
97.8% of Net Assets (Cost  $199,802)                                $199,802

Other Assets Less Liabilities                                          4,464

NET ASSETS                                                          $204,266
                                                                   ----------

Net Assets Consist of:

Accumulated net realized gain/loss - net of distributions                $(6)
Paid-in-capital applicable to 204,268,004 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares
of the Corporation authorized                                        204,272

NET ASSETS                                                          $204,266

NET ASSET VALUE PER SHARE                                              $1.00


    *  Interest subject to alternative minimum tax
    !  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  COP  Certificates of Participation
  DOT  Department of Transportation
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  HDA  Housing Development Authority
 HEFA  Health & Educational Facility Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 TECP  Tax-Exempt Commercial Paper
 TRAN  Tax Revenue Anticipation Note
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Intermediate Fund
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 2000


Statement of Net Assets                                     Par        Value
--------------------------------------------------------------------------------
                                                             In thousands

ALASKA  0.6%

Alaska HFC, 5.75%, 12/1/11 *                         $      500   $      499

Total Alaska (Cost  $498)                                                499


CALIFORNIA  2.0%

California Pollution Control Fin. Auth.,

     PCR, USA Waste Services
     5.00%, 6/1/08                                          300          265

California Public Works Board, Dept. of Corrections

     6.00%, 11/1/05 (MBIA Insured)                          250          265

Foothill / Eastern Transportation Corridor Agency

  Toll Road

     Zero Coupon, 1/1/05 (Escrowed to Maturity)             350          278

     Zero Coupon, 1/15/17 (MBIA Insured)                    500          185

Southern California Public Power Auth.

     6.02%, 7/1/17 (FGIC Insured)
     (Escrowed to Maturity)                                 600          571

Total California (Cost  $1,626)                                        1,564


COLORADO  0.9%

Denver City and County Airport

     6.75%, 11/15/22 (MBIA Insured)
     (Prerefunded 11/15/02!) *                              105          111

     6.75%, 11/15/22 (MBIA Insured) *                       395          416

E-470 Public Highway Auth.

     Zero Coupon, 8/31/26
     (Prerefunded 8/31/05!)                               1,000          158

Total Colorado (Cost  $671)                                              685


CONNECTICUT  1.0%

Connecticut Dev. Auth., Mystic Marinelife Aquarium

     6.875%, 12/1/17                                        150          148

Mashantucket Western Pequot Tribe

     5.60%, 9/1/09                                          200          194

     5.70%, 9/1/12                                          500          477

Total Connecticut (Cost  $850)                                           819


DISTRICT OF COLUMBIA  0.7%

Washington D.C. Metropolitan Airport Auth.

     6.625%, 10/1/12 (MBIA Insured) *                $      500   $      525

Total District of Columbia (Cost  $526)                                  525


FLORIDA  8.5%

Dade County, Resource Recovery Fac.

     6.00%, 10/1/06 (AMBAC Insured) *                       500          521

Dade County School Board, COP

     5.60%, 8/1/26 (Prerefunded 8/1/06!)                  1,280        1,328

     5.75%, 5/1/08 (MBIA Insured)                           365          378

Dade County School Dist., GO

     6.00%, 7/15/04 (MBIA Insured)                        1,700        1,768

Escambia County, PCR, Champion Int'l., 6.90%, 8/1/22 *    1,250        1,270

Florida Division of Bond Fin.

  Dept. of Environmental Preservation

     6.00%, 7/1/06 (MBIA Insured)                           500          525

Indian Trace Community Dev. Dist., Water Management

     5.50%, 5/1/07 (MBIA Insured)                           500          512

Leesburg Hosp., Regional Medical Center, 5.20%, 7/1/02      500          498

Total Florida (Cost  $6,851)                                           6,800


GEORGIA  1.2%

Coweta County Residential Care Fac. for the Elderly Auth.

  Wesley Woods of Newnan-Peachtree City

     7.625%, 10/1/06                                        400          414

Municipal Electric Auth. of Georgia, Zero Coupon, 1/1/09    570          336

Savannah Economic Dev. Auth.

         College of Art & Design, 6.80%, 10/1/19            200          200

Total Georgia (Cost  $947)                                               950


HAWAII  6.2%

Hawaii Airports System, 6.70%, 7/1/05 (MBIA Insured) *      500          519

Hawaii Dept. of Budget and Fin.

  Hawaiian Electric, 4.95%, 4/1/12 (MBIA Insured)         3,000        2,867

  Wilcox Memorial Hosp., 5.50%, 7/1/09                    1,690        1,588

Total Hawaii (Cost  $5,286)                                            4,974


ILLINOIS  6.8%

Chicago, GO, 5.75%, 1/1/05 (AMBAC Insured)                 $660         $676

Chicago Board of Ed., GO

     Zero Coupon, 12/1/12 (FGIC Insured)                  1,200          581

Illinois HFA

  Edward Obligated Group

     5.00%, 2/15/09 (AMBAC Insured)                         500          482

  Glen Oaks Medical Center

     9.50%, 11/15/15 (Escrowed to Maturity)                  70           73

  Hinsdale Hosp.

     7.00%, 11/15/19 (Escrowed to Maturity)                 260          282

Metropolitan Pier & Expo Auth. McCormick Place

     5.375%, 12/15/17 (FGIC Insured)                      1,000          958

Southwestern Dev. Auth., Environmental Improvement

  Shell Oil, VRDN (Currently 6.20%) *                       800          800

Will County Environmental, Exxon Mobil

     VRDN (Currently 6.25%)                               1,600        1,600

Total Illinois (Cost  $5,528)                                          5,452


INDIANA  1.5%

Goshen, Greencroft Obligation Group, 5.20%, 8/15/06         750          698

St. Joseph County Economic Dev.

  Madison Center

     5.10%, 2/15/05                                         260          251

     5.25%, 2/15/07                                         295          283

Total Indiana (Cost  $1,301)                                           1,232


IOWA  0.3%

Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                  250          232

Total Iowa (Cost  $250)                                                  232


KENTUCKY  3.1%

Kenton County Airport Board, Delta Airlines,

     7.50%, 2/1/12 *                                      2,000        2,055

Kentucky Property and Buildings Commission,

     6.40%, 11/1/01                                         390          399

Total Kentucky (Cost  $2,526)                                          2,454


MARYLAND  7.7%

Maryland Energy Fin. Admin.

  Wheelabrator Technologies

     5.85%, 12/1/05 *                                $    1,510   $    1,525

     6.30%, 12/1/10 *                                       250          257

Maryland HHEFA

  Good Samaritan Hosp.

     5.50%, 7/1/05 (Escrowed to Maturity)                   700          714

Montgomery County, GO

  Consolidated Public Improvement

     5.10%, 4/1/05                                        1,200        1,207

Northeast Maryland Waste Disposal Auth.

  Baltimore Resco Retrofit, 5.00%, 1/1/12 *                 700          574

  Montgomery County Resources

     6.20%, 7/1/10 *                                        750          765

     6.30%, 7/1/16 (MBIA Insured) *                         500          512

     7.10%, 1/1/03 (MBIA Insured)                           550          578

Total Maryland (Cost  $6,206)                                          6,132


MASSACHUSETTS  2.3%

Massachusetts, GO

     5.25%, 8/1/15                                          625          600

     6.30%, 11/1/05 (FGIC Insured)                          250          264

Massachusetts Port Auth.

     7.375%, 7/1/10 (FGIC Insured) *                        100          102

     7.375%, 7/1/10 (FGIC Insured)
     (Prerefunded 7/1/00!) *                                 35           36

Massachusetts Water Pollution, 6.00%, 8/1/15                800          827

Total Massachusetts (Cost  $1,819)                                     1,829


MICHIGAN  6.6%

Garden City HFA, Garden City Hosp., 5.375%, 9/1/03        1,465        1,420

Greater Detroit Resource Recovery Auth.

     6.25%, 12/13/05 (AMBAC Insured)                      1,000        1,055

Michigan HFA, Mercy Health, 5.00%, 8/15/12                1,395        1,302

Michigan State Hosp. Fin. Auth., Ascension Health

     5.30%, 11/15/06                                 $    1,000   $      991

Wayne County (Charter) Airport

     5.25%, 12/1/12 (MBIA Insured) *                        500          480

Total Michigan (Cost  $5,370)                                          5,248


MISSOURI  0.5%

Good Shepherd Nursing Home Dist.

     Nursing Home Fac., 5.45%, 8/15/08                      420          386

Total Missouri (Cost  $420)                                              386


NEVADA  1.1%

Clark County Airport, Las Vegas McCarran Int'l.

     5.00%, 7/1/16 (MBIA Insured)                         1,000          915

Total Nevada (Cost  $894)                                                915


NEW HAMPSHIRE  0.5%

New Hampshire Housing Fin. Auth.

  Single Family

     5.90%, 1/1/01 *                                        105          106

     5.90%, 7/1/01 *                                        105          106

     6.00%, 7/1/02 *                                        110          111

     6.10%, 1/1/03 *                                        110          112

Total New Hampshire (Cost  $430)                                         435


NEW JERSEY  3.2%

New Jersey Ed. Fac. Auth., Georgian Court College

     5.00%, 7/1/04                                          475          465

New Jersey Transportation Trust Fund Auth.

  Transportation Systems

     5.625%, 6/15/14                                      1,000        1,023

     5.75%, 6/15/11                                       1,000        1,042

Total New Jersey (Cost  $2,536)                                        2,530


NEW YORK  11.4%

New York Dormitory Auth.

  City Univ.

     5.50%, 7/1/03                                   $    1,000   $    1,010

     6.875%, 7/1/14 (MBIA Insured)
     (Prerefunded 7/1/04!)                                  350          380

  Mental Health Services Fac., 6.00%, 2/15/06             1,500        1,540

  Mount Sinai Health, 6.00%, 7/1/07                       1,000        1,009

  Nyack Hosp., 6.00%, 7/1/06                                250          247

  State Univ. Ed. Fac., 7.40%, 5/15/01                      150          153

Nassau County IDA, Hofstra Univ.

     6.70%, 1/1/09 (Prerefunded 1/1/05!)                    250          270

New York City, GO

     5.25%, 8/1/03                                        1,000        1,005

     7.00%, 8/1/04                                        1,000        1,068

New York State Environmental Fac., PCR

  Water Revolving Fund, 6.875%, 6/15/10                      50           52

New York State Housing Fin. Agency

  Service Contract Obligation

     5.85%, 9/15/09                                         300          307

New York State Mortgage Agency, Homeowner Mortgage

     5.80%, 10/1/06 *                                       500          507

Port Auth. of New York and New Jersey

     5.875%, 9/15/15 (FGIC Insured) *                     1,000        1,014

     6.50%, 10/1/01 *                                       500          507

Total New York (Cost  $9,042)                                          9,069


NORTH CAROLINA  0.9%

North Carolina Eastern Municipal Power Agency

     6.70%, 1/1/19                                          700          707

Total North Carolina (Cost  $700)                                        707


OHIO  1.6%

Fairfield Economic Dev. Auth., Beverly Enterprises

     8.50%, 1/1/03                                          130          133

Ohio Housing Fin. Agency, Residential, 5.025%, 3/1/21 *   1,130        1,106

Total Ohio (Cost  $1,264)                                              1,239


PENNSYLVANIA  3.5%

Beaver County IDA, PCR, Toledo Edison, 4.85%, 6/1/04       $500         $473

Pennsylvania, GO, 5.375%, 11/15/03 (FGIC Insured)           500          507

Pennsylvania Intergovernmental Cooperative Auth., Special Tax

     7.00%, 6/15/04 (FGIC Insured)
     (Escrowed to Maturity)                                 400          429

Philadelphia Auth. for Ind. Dev., Pauls Run

     5.85%, 5/15/13                                         500          440

Philadelphia HHEFA, Childrens Hosp., 5.25%, 2/15/06       1,000          982

Total Pennsylvania (Cost  $2,920)                                      2,831


SOUTH CAROLINA  8.2%

Berkeley County, Amoco Chemical, VRDN (Currently 6.20%) *   300          300
Charleston County Resource Recovery, Foster Wheeler

     5.10%, 1/1/08 (AMBAC Insured) *                      1,700        1,656

South Carolina, GO, School Fac., 5.75%, 1/1/08            3,000        3,130

South Carolina Public Service Auth.

     6.25%, 1/1/05 (MBIA Insured)                         1,350        1,414

Total South Carolina (Cost  $6,534)                                    6,500


TENNESSEE  1.2%

Memphis-Shelby County Airport Auth.

     6.25%, 2/15/11 (MBIA Insured) *                        200          212

Tennessee Housing Dev. Agency

     4.95%, 7/1/10 *                                        420          405

     5.05%, 7/1/11 *                                        355          342

Total Tennessee (Cost  $981)                                             959


TEXAS  5.8%

Abilene Health Fac. Dev., Sears Methodist Retirement System

     5.40%, 11/15/09                                        700          631

Austin Airport, 5.75%, 11/15/08 (MBIA Insured) *            500          511

Brazos Higher Ed. Auth., Student Loan, 5.95%, 6/1/02 *      470          475

Harris County Health Fac. Dev.

     Texas Childrens Hosp., 5.375%, 10/1/12                 800          780

Houston, Water and Sewer, 7.00%, 12/1/03 (AMBAC Insured)    270          287

Lower Colorado River Auth., 5.75%, 5/15/11 (FSA Insured  $1,370       $1,402

Tarrant County Health Fac. Dev., Texas Health Resources

     5.75%, 2/15/10 (MBIA Insured)                          500          512

Total Texas (Cost  $4,681)                                             4,598


VIRGINIA  3.6%

Bedford County IDA, Georgia-Pacific, 4.60%, 8/1/04          320          313

Fairfax County Economic Dev. Auth.

  Greenspring Retirement Community, 7.25%, 10/1/19          300          283

Southeastern Public Service Auth.

  Solid Waste Systems, 5.875%, 7/1/08 *                     500          495

Virginia Public School Auth., GO, School Financing

     5.00%, 1/1/04                                        1,300        1,303

Virginia Transportation Board

  Northern Virginia Transportation Dist.

     5.80%, 5/15/04                                         500          514

Total Virginia (Cost  $2,933)                                          2,908


WASHINGTON  1.3%

Washington Health Care Fac. Auth.

  Virginia Mason Medical Center

     6.00%, 8/15/08 (MBIA Insured)                          500          520

Washington Public Power Supply System

  Nuclear Project, 6.30%, 7/1/01 (FSA Insured)              500          508

Total Washington (Cost  $1,043)                                        1,028


WEST VIRGINIA  5.4%

Putnam County, PCR, Appalachian Power, 6.60%, 7/1/19      3,950        3,965

West Virginia, GO, Zero Coupon, 11/1/12 (FGIC Insured)      700          348

Total West Virginia (Cost  $4,550)                                     4,313


WISCONSIN  2.1%

Milwaukee Metropolitan Sewage Dist., GO, 6.25%, 10/1/05   1,600        1,685

Total Wisconsin (Cost  $1,688)                                         1,685


Total Investments in Securities
99.7% of Net Assets (Cost  $80,871)                                  $79,498

Other Assets Less Liabilities                                            225

NET ASSETS                                                           $79,723
                                                                    ----------

Net Assets Consist of:

Accumulated net realized gain/loss - net of distributions           $ (1,126)

Net unrealized gain (loss)                                            (1,373)

Paid-in-capital applicable to 7,917,142 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares
of the Corporation authorized                                         82,222

NET ASSETS                                                           $79,723
                                                                    ----------

NET ASSET VALUE PER SHARE                                             $10.07
                                                                    ----------


    *  Interest subject to alternative minimum tax
    !  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  COP  Certificates of Participation
 FGIC  Financial Guaranty Insurance Company
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  HFA  Health Facility Authority
  HFC  Housing Finance Corp.
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Unaudited                                                       April 30, 2000


Statement of Net Assets                                     Par        Value
--------------------------------------------------------------------------------
                                                              In thousands

ALABAMA  0.3%

Baldwin County Eastern Shore Health Care Auth.

     Thomas Hosp., 6.75%, 4/1/21                     $      200   $      184

Total Alabama (Cost  $196)                                               184


ALASKA  3.1%

Alaska HFC, 5.75%, 12/1/11 *                              1,150        1,149

Alaska Student Loan, 5.10%, 7/1/10 (AMBAC Insured) *      1,000          959

Total Alaska (Cost  $2,142)                                            2,108


CALIFORNIA  5.3%

California Pollution Control Fin. Auth., PCR

  USA Waste Services, 5.00%, 6/1/18                         300          265

Chula Vista, Sub-Gateway Town Center, 7.50%, 1/1/32 *       500          460

Foothill / Eastern Transportation Corridor Agency

  Toll Road

     Zero Coupon, 1/1/07 (Escrowed to Maturity)           1,000          812

     Zero Coupon, 1/15/17 (MBIA Insured)                    500          185

     Zero Coupon, 1/1/26 (Escrowed to Maturity)             500          108

Los Angeles Regional Airports, LAX Airport Improvement

     5.65%, 8/1/17 *                                        965          848

Placentia PFA, Special Tax, 6.60%, 9/1/15                   100          101

Pomona Unified School Dist., GO

     6.15%, 8/1/15 (MBIA Insured)                           145          156

Poway Community Fac. Dist., 6.75%, 8/15/15                  425          439

Santa Ana Housing Auth., Villa Del Sol Apartments

     5.65%, 11/1/21 *                                       300          304

Total California (Cost  $3,878)                                        3,678


COLORADO  0.4%

E-470 Public Highway Auth.

     Zero Coupon, 8/31/26
     (Prerefunded 8/31/05!)                               2,000          315

Total Colorado (Cost  $304)                                              315


CONNECTICUT  0.7%

Connecticut Dev. Auth., Mystic Marinelife Aquarium

     7.00%, 12/1/27                                  $      200   $      197

Mashantucket, Western Pequot Tribe, 5.75%, 9/1/27           300          268

Total Connecticut (Cost  $491)                                           465


FLORIDA  0.8%

Tampa Solid Waste Systems, McKay Bay Refuse to Energy

     5.25%, 10/1/12 *                                       610          590

Total Florida (Cost  $634)                                               590


GEORGIA  5.9%

Athens-Clarke Residential Care Fac. Auth.

  Wesley Woods of Athens, 6.375%, 10/1/27                   200          173

Atlanta Airport

     5.50%, 1/1/26 (FGIC Insured)                         1,000          949

     6.25%, 1/1/14 (FGIC Insured) *                       1,000        1,038

Atlanta Water and Wastewater, 5.50%, 11/1/13                500          506

Coweta County Residential Care Fac. for the Elderly Auth.

  Wesley Woods of Newnan-Peachtree City

     8.20%, 10/1/16                                         215          229


Georgia Housing Fin. Auth., Single Family,

     6.45%, 12/1/27 *                                       210          212

Municipal Electric Auth. of Georgia

     Zero Coupon, 1/1/09                                  1,000          589

     5.70%, 1/1/19 (MBIA Insured)                           170          171

Rockdale County Dev. Auth.,

  Solid Waste Disposal, Visy Paper

     7.50%, 1/1/26 *                                        225          229

Total Georgia (Cost  $4,169)                                           4,096


IDAHO  0.1%

Idaho Housing Agency, Single Family

     6.60%, 7/1/27 (FHA Guaranteed) *                        85           86

Total Idaho (Cost  $85)                                                   86


ILLINOIS  8.8%

Chicago, GO, 6.75%, 1/1/35 (FGIC Insured)                  $500         $539

Chicago Board of Ed., GO

  School Reform Board

     Zero Coupon, 12/1/15 (AMBAC Insured)                 1,000          402

     5.25%, 12/1/17                                       1,000          950

     5.75%, 12/1/20 (AMBAC Insured)                         300          294

DuPage County, Windsor Park Manor, 7.20%, 12/1/14           200          198

Illinois HFA

  Community Hosp. of Ottawa, 6.85%, 8/15/24                 200          199

  Glen Oaks Medical Center

     7.00%, 11/15/19 (Escrowed to Maturity)                 145          158

     9.50%, 11/15/15 (Escrowed to Maturity)                  70           73

  Highland Park Hosp., 5.75%, 10/1/17 (MBIA Insured)        140          137

  Holy Cross Hosp., 6.70%, 3/1/14                           300          300

  Riverside Health Systems, 6.00%, 11/15/18                 750          696

Will County Environmental, Exxon Mobil

     VRDN (Currently 6.25%)                               2,100        2,100

Total Illinois (Cost  $6,230)                                          6,046


INDIANA  1.3%

Indiana HFFA, Deaconess Hosp., 5.75%, 3/1/19              1,000          901

Total Indiana (Cost  $1,021)                                             901


IOWA  1.6%

Iowa Fin. Auth., Single Family Mortgage, 5.70%, 1/1/27    1,000          947

Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                  160          148

Total Iowa (Cost  $1,107)                                              1,095


KANSAS  0.4%

City of Olathe, Aberdeen Village, 8.00%, 5/15/30            250          247

Total Kansas (Cost  $243)                                                247


KENTUCKY  0.1%

Kenton County Airport Board, Delta Airlines,

     7.50%, 2/1/20 *                                        100          103

Total Kentucky (Cost  $100)                                              103


LOUISIANA  2.1%

New Orleans, GO, 5.50%, 12/1/21 (FGIC Insured)           $1,000         $961

St. Charles Parish, PCR, 4.85%, 6/1/30                      500          491

Total Louisiana (Cost  $1,443)                                         1,452


MAINE  1.5%

Maine Housing Auth., 6.40%, 11/15/19 *                    1,000        1,016

Total Maine (Cost  $1,000)                                             1,016


MARYLAND  3.4%

Maryland CDA, Single Family, 7.25%, 4/1/19 *                140          143

Maryland Economic Dev., 5.50%, 7/15/09                      445          421

Maryland Energy Fin. Admin., Wheelabrator Technologies

     6.45%, 12/1/16 *                                       500          502

Maryland Health and Higher Ed. Fac.

  Univ. of Maryland Medical System, 6.625%, 7/1/20          500          499

Northeast Maryland Waste Disposal Auth.

  Baltimore Resco Retrofit, 5.00%, 1/1/12 *                 300          246

  Montgomery County Resources, 6.20%, 7/1/10 *              500          510

Total Maryland (Cost  $2,378)                                          2,321


MASSACHUSETTS  2.1%

Massachusetts HEFA, Melrose Wakefield Healthcare

     5.375%, 7/1/05 (Escrowed to Maturity)                  350          355

Massachusetts Water Pollution, 6.00%, 8/1/18              1,050        1,101

Total Massachusetts (Cost  $1,415)                                     1,456


MICHIGAN  2.7%

Michigan Hosp. Fin. Auth., Ascension Health Credit

     5.22%, 11/15/05                                      1,000          990

Michigan Strategic Fund, WMX Technologies

     6.00%, 12/1/13 *                                     1,000          902

Total Michigan (Cost  $2,042)                                          1,892


MINNESOTA  0.3%

Minneapolis, Walker Methodist, 5.875%, 11/15/18            $250         $209

Total Minnesota (Cost  $246)                                             209


MISSISSIPPI  0.8%

Mississippi Business Fin., Systems Energy Resources

     5.875%, 4/1/22                                         500          432

Warren County, PCR, Mississippi Power and Light

     7.00%, 4/1/22                                          100          103

Total Mississippi (Cost  $596)                                           535


MISSOURI  1.4%

Missouri High Ed. Student Loan, Railroad,

     5.85%, 7/15/10 *                                     1,000        1,001

Total Missouri (Cost  $1,000)                                          1,001


NEVADA  2.0%

Clark County Airport

  McCarran Int'l. Airport

     5.00%, 7/1/16 (MBIA Insured)                         1,000          915

     6.00%, 7/1/17 (MBIA Insured) *                         250          251

Clark County, IDR, Southwest Gas, 6.50%, 12/1/33 *          200          191

Total Nevada (Cost  $1,324)         1,357


NEW HAMPSHIRE  1.0%

New Hampshire HHEFA, Wentworth Douglass Hosp.

     5.375%, 1/1/15 (MBIA Insured)                          500          488

New Hampshire Housing Fin. Auth., Single Family

     6.85%, 7/1/14 *                                        170          174

Total New Hampshire (Cost  $668)                                         662


NEW JERSEY  5.9%

New Jersey Economic Dev. Auth.

  Continental Airlines, 6.25%, 9/15/19 (FSA Insured) *    1,000          928

  The Evergreens, 6.00%, 10/1/17                            130          111

  Transportation Project, 5.75%, 5/1/10 (FSA Insured)     1,000        1,042

New Jersey HFFA, Irvington General Hosp.

     5.875%, 8/1/06 (FHA Guaranteed)
     (Prerefunded 8/1/04!)                           $      150   $      157

New Jersey Housing and Mortgage Fin. Agency

     6.35%, 10/1/27 (MBIA Insured) *                        250          253

New Jersey Sports & Exposition Auth., Monmouth Park

     8.00%, 1/1/25 (Prerefunded 1/1/05!)                    100          114

New Jersey Transportation Trust Fund Auth.

  Transportation Systems, 5.75%, 6/15/15                    500          516

New Jersey Turnpike Auth.,

  10.375%, 1/1/03 (Escrowed to Maturity)                    440          479

New Jersey Wastewater Treatment Trust

     6.375%, 4/1/11 (Prerefunded 4/1/04!)                   200          213

Rutgers, State Univ., 6.35%, 5/1/06                         250          261

Total New Jersey (Cost  $4,101)                                        4,074


NEW MEXICO  2.4%

Bernalillo County, Gross Tax Receipts, 5.25%, 10/1/26     1,250        1,131

New Mexico Mortgage Fin. Auth., Single Family Mortgage

     6.30%, 9/1/27                                          500          505

Total New Mexico (Cost  $1,601)                                        1,636


NEW YORK  11.2%

Dormitory Auth. of the State of New York

  Mount Sinai Health, 6.50%, 7/1/25                         525          516

  Nyack Hosp., 6.00%, 7/1/06                                250          247

Nassau County IDA, Hofstra Univ.

     6.80%, 1/1/11 (Prerefunded 1/1/05!)                    290          315

New York City, GO, 6.25%, 8/1/09                            350          369

New York City Health & Hosp., Health System Bonds

     5.25%, 2/15/17 (AMBAC Insured)                         730          655

New York State Energy Research and Dev. Auth., PCR

  New York Electric and Gas

     6.15%, 7/1/26 (MBIA Insured) *                         200          200

New York State Environmental Fac., PCR

  State Water Revolving Fund, 6.90%, 11/15/15               200          216

New York State Mortgage Agency

  Homeowner Mortgage

     5.85%, 10/1/18 *                                $    1,000   $      987

     6.625%, 4/1/25 *                                        85           87

New York State Urban Dev., 5.375%, 7/1/22                 1,000          928

Port Auth. of New York and New Jersey

     5.875%, 9/15/15 (FGIC Insured) *                     1,000        1,014

     6.50%, 10/1/01 *                                       200          203

Suffolk County, GO, Public Improvement

     5.25%, 10/15/15 (FGIC Insured)                       1,000          958

Triborough Bridge and Tunnel Auth., General Purpose

     5.90%, 1/1/08                                        1,000        1,043

Total New York (Cost  $7,723)                                          7,738


NORTH CAROLINA  2.6%

North Carolina Eastern Municipal Power Agency

     5.90%, 1/1/03                                          500          503

     6.70%, 1/1/19                                          700          707

North Carolina Medical Care Commission Hosp.

  Firsthealth of the Carolinas, 4.75%, 10/1/26              750          597

Total North Carolina (Cost  $1,899)                                    1,807


OHIO  3.4%

Akron, Municipal Baseball Stadium, COP

     Zero Coupon, 12/1/16                                   300          272

Fairfield Economic Dev. Auth., Beverly Enterprises

     8.50%, 1/1/03                                           55           56

Franklin County Health Care Fac., Ohio Presbyterian

     5.35%, 7/1/09                                          500          459

Ohio Building Auth., Adult Correctional Fac.,

     5.50%, 10/1/11                                       1,000        1,014

Ohio Air Quality Dev. Auth., PCR, Cleveland Electric

     6.00%, 8/1/20                                          500          454

Ohio Water Dev. Auth., PCR, Toledo Edison,

     8.00%, 10/1/23 *                                       100          106

Total Ohio (Cost  $2,451)                                              2,361


OKLAHOMA  0.2%

Tulsa Municipal Airport, American Airlines,

     7.375%, 12/1/20 *                               $      150   $      152

Total Oklahoma (Cost  $148)                                              152


OREGON  1.4%

Port of Portland, Portland Int'l. Airport

     5.50%, 7/1/14 (AMBAC Insured) *                      1,000          985

Total Oregon (Cost  $986)                                                985


PENNSYLVANIA  2.8%

Beaver County IDA, PCR, Cleveland Electric,

     7.625%, 5/1/25                                         100          105

Bucks County IDA, Chandler Hall, 6.10%, 5/1/14              500          447

Erie County IDA, Beverly Enterprises, 6.625%, 5/1/02         50           50

Montgomery County Ed. & Health, Faulkeways at Gwynedd

     6.75%, 11/15/24                                        400          380

Pennsylvania Economic Dev. Fin. Auth., National Gypsum

     6.25%, 11/1/27 *                                       500          455

Philadelphia Airport Auth.,

     6.10%, 6/15/25 (AMBAC Insured) *                        75           75

Southeastern Pennsylvania Transportation Auth.

     4.75%, 3/1/24 (FGIC Insured)                           500          415

Total Pennsylvania (Cost  $2,046)                                      1,927


PUERTO RICO  0.4%

Puerto Rico Highway and Transportation Auth.

     5.50%, 7/1/15                                          250          248

Total Puerto Rico (Cost  $236)                                           248


SOUTH CAROLINA  2.3%

Connector 2000 Assoc., Greenville Toll Road

     Zero Coupon, 1/1/12                                  1,000          411

South Carolina Public Service Auth.

     5.875%, 1/1/23 (FGIC Insured)                        1,000          992

  Santee Cooper, 6.25%, 1/1/22 (AMBAC Insured)              200          205

Total South Carolina (Cost  $1,777)                                    1,608


SOUTH DAKOTA  0.3%

South Dakota HDA, Homeownership, 6.65%, 5/1/14             $185         $190

Total South Dakota (Cost  $185)                                          190


TENNESSEE  0.4%

Memphis-Shelby County Airport Auth.

     6.25%, 2/15/11 (MBIA Insured) *                        100          106

Metropolitan Gov't. of Nashville & Davidson Counties

  Mur-Ci Homes, 7.75%, 12/1/26                              200          187

Total Tennessee (Cost  $298)                                             293


TEXAS  7.8%

Abilene Health Fac. Dev., Sears Methodist Retirement

     5.90%, 11/15/25                                        250          203

Amarillo Health Fac. Dev., Sears Panhandle Retirement

     7.75%, 8/15/26 (Prerefunded 8/15/06!)                  200          231

Harris County, Toll Road

     6.375%, 8/15/24 (MBIA Insured)
     (Prerefunded 8/15/04!)                                 250          267

Harris County Health Fac. Dev., Texas Childrens Hosp.

     5.375%, 10/1/12                                        800          780

Matagorda County Navigation Dist., Reliant Energy

     5.20%, 5/1/29                                        1,000          985

San Antonio Water, Refunding, 5.875%, 5/15/18             1,000        1,008

Texas, GO

  TRAN, 4.50%, 8/31/00                                    1,000        1,000

  Veterans Housing Assistance, 6.25%, 12/1/15                30           30

Tomball Hosp. Auth., Tomball Regional Hosp.,

     6.00%, 7/1/19                                          500          438

Tyler Health Fac. Dev., Mother Frances Hosp.,

     5.625%, 7/1/13                                         500          435

Total Texas (Cost  $5,481)                                             5,377


UTAH  1.0%

Carbon County, Solid Waste Disposal, Laidlaw Environmental

     7.45%, 7/1/17 (MBIA Insured) *                         200          180

Intermountain Power Agency, Power Supply

     5.75%, 7/1/16 (MBIA Insured)                    $      500   $      501

Total Utah (Cost  $690)                                                  681


VIRGINIA  7.6%

Fairfax County Economic Dev. Auth.

  Greenspring Retirement Community, 7.25%, 10/1/19          200          189

Fairfax County Water Auth.

     5.80%, 1/1/16, (Escrowed to Maturity)                  860          874

Greater Richmond Convention Center Auth.

  Convention Center Expansion, 6.125%, 6/15/29            1,250        1,252

Peninsula Port Auth., Riverside Health

     6.625%, 7/1/18 (Prerefunded 7/1/02!)                   200          211

Pocahontas Parkway Assoc., Toll Road,

     Zero Coupon, 8/15/15                                 1,500          525

Prince William County Service Auth., Water & Sewer Systems

     6.00%, 7/1/29 (FGIC Insured)
     (Prerefunded 7/1/01!)                                   85           86

Riverside, Regional Jail,

     5.875%, 7/1/14 (MBIA Insured)                        1,000        1,021

Virginia HDA, 6.50%, 5/1/13 *                               100          104

Virginia Transportation Board

  Northern Virginia Transportation Dist.

     5.50%, 5/15/22                                       1,000          963

Total Virginia (Cost  $5,339)                                          5,225


WASHINGTON  1.4%

Chelan County Public Utility

  Columbia River-Rock Hydroelectric

     Zero Coupon, 6/1/18 (MBIA Insured)                     585          199

Tacoma, Solid Waste Utilities

     5.50%, 12/1/17, (AMBAC Insured)                        800          778

Total Washington (Cost  $996)                                            977


WEST VIRGINIA  1.4%

West Virginia Building Commission, Regional Jail

     5.375%, 7/1/18 (AMBAC Insured)                         500          482

     5.375%, 7/1/21 (AMBAC Insured)                         500          473

Total West Virginia (Cost  $1,047)                                       955


WISCONSIN  2.0%

Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 *    $200         $194

Wisconsin HEFA

  Childrens Hosp., 5.625%, 2/15/15 (AMBAC Insured)          500          498

  National Regency of New Berlin, 8.00%, 8/15/25            200          208

Wisconsin Housing and Economic Dev. Auth.

  Homeownership

     6.20%, 3/1/27 *                                        200          199

     6.45%, 9/1/27 *                                        250          252

Total Wisconsin (Cost  $1,366)                                         1,351


Total Investments in Securities
100.6% of Net Assets (Cost  $71,082)                                 $69,400

Other Assets Less Liabilities                                           (440)

NET ASSETS                                                           $68,960
                                                                    ----------
Net Assets Consist of:
Accumulated net realized gain/loss - net of distributions           $ (2,513)

Net unrealized gain (loss)                                            (1,682)

Paid-in-capital applicable to 6,996,307 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares
of the Corporation authorized                                         73,155

NET ASSETS                                                           $68,960
                                                                    ----------
NET ASSET VALUE PER SHARE                                              $9.86
                                                                    ----------


    *  Interest subject to alternative minimum tax
    !  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  CDA  Community Development Administration
  COP  Certificates of Participation
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
  FSA  Financial Security Assurance Corp.
   GO  General Obligation
  HDA  Housing Development Authority
 HEFA  Health & Educational Facility Authority
  HFA  Health Facility Authority
  HFC  Housing Finance Corp.
 HFFA  Health Facility Financing Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
  IDR  Industrial Development Revenue
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  PFA  Public Facility Authority
 TRAN  Tax Revenue Anticipation Note
 VRDN  Variable Rate Demand Note


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Unaudited


Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                    Money Market   Intermediate         Income
                                            Fund           Fund           Fund
                                        6 Months       6 Months       6 Months
                                           Ended          Ended          Ended
                                         4/30/00        4/30/00        4/30/00

Investment Income (Loss)

Interest Income                        $   3,804      $   2,117      $   2,012

Expenses
Investment management
and administrative                           446            202            175

Net investment income (loss)               3,358          1,915          1,837

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                   -           (462)        (1,014)

  Futures                                      -              -            (28)

  Net realized gain (loss)                     -           (462)        (1,042)

Change in net unrealized gain or loss

  Securities                                   -             45            767

  Futures                                      -              -             15

  Change in net unrealized gain or loss        -             45            782

Net realized and unrealized gain (loss)        -           (417)          (260)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                      $3,358       $1,498         $1,577
                                            ------------------------------------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Unaudited


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands         Money Market Fund    Intermediate Fund      Income Fund

                       6 Months     Year  6 Months      Year  6 Months      Year
                          Ended    Ended     Ended     Ended     Ended     Ended
                        4/30/00 10/31/99   4/30/00  10/31/99   4/30/00  10/31/99

Increase (Decrease)
in Net Assets

Operations

  Net investment
  income (loss)          $3,358   $5,106    $1,915    $3,861    $1,837   $3,601

  Net realized
  gain (loss)                 -       (6)     (462)     (633)   (1,042)  (1,414)

  Change in net
  unrealized
  gain or loss                -        -        45    (4,251)      782   (4,963)

  Increase
  (decrease)
  in net assets
  from operations         3,358    5,100     1,498    (1,023)    1,577   (2,776)

Distributions to
shareholders

  Net investment
  income                (3,358)   (5,106)   (1,915)   (3,861)   (1,837)  (3,601)

  Net realized gain          -         -         -      (146)        -     (325)

  Decrease in
  net assets
  from distributions    (3,358)   (5,106)   (1,915)   (4,007)   (1,837)  (3,926)

Capital share
transactions *

  Shares sold          125,905   182,876    17,997    35,959    13,103   42,172

  Distributions
  reinvested             3,152     4,814     1,154     2,565     1,042    2,589

  Shares redeemed     (110,096) (173,303)  (22,805)  (25,628)  (17,483) (31,459)

  Increase (decrease)
  in net assets
  from capital
  share transactions    18,961    14,387    (3,654)   12,896    (3,338)  13,302

Net Assets
Increase (decrease)
during period           18,961    14,381    (4,071)    7,866    (3,598)   6,600

Beginning of period    185,305   170,924    83,794    75,928    72,558   65,958

End of period         $204,266  $185,305   $79,723  $ 83,794   $68,960  $72,558
                      ----------------------------------------------------------

*Share information

  Shares sold          125,905   182,876     1,785     3,400     1,327    3,993

  Distributions
  reinvested             3,152     4,814       114       244       106      247

  Shares redeemed     (110,096) (173,303)   (2,259)   (2,461)   (1,777)  (3,016)

  Increase
  (decrease)
  in shares
  outstanding           18,961    14,387      (360)    1,183      (344)   1,224

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Summit Municipal Funds
--------------------------------------------------------------------------------
Unaudited                                                       April 30, 2000


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 as a diversified, open-end man-agement investment company. The Summit Municipal Money Market Fund (the Money Market Fund), the Summit Municipal Intermediate Fund (the Intermediate Fund), and the Summit Municipal Income Fund (the Income Fund) are the three portfolios established by the corporation and commenced operations on October 29, 1993. The Money Market Fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes by investing in high-quality municipal securities. The Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in investment-grade tax-exempt securities. The Income Fund seeks a high level of income exempt from federal income taxes by investing primarily in long-term, investment-grade tax-exempt bonds.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, investments in securities with original maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

     Premiums and Discounts   Premiums and original issue discounts on municipal
     securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with their investment objectives, the Intermediate and Income Funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities At April 30, 2000, the Income Fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Other Purchases and sales of portfolio securities, other than short-term securities, for the six months ended April 30, 2000, were as follows:

     --------------------------------------------------------------------------

                                     Intermediate                    Income
                                             Fund                      Fund

     Purchases                        $17,610,000               $21,812,000

     Sales                             21,330,000                19,922,000



NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of October 31, 1999, the Money Fund had capital loss carryforwards for federal income tax purposes of $6,000, all of which expires in 2007, the Intermediate Fund had capital loss carryforwards for federal income tax purposes of $663,000, all of which expires in 2007; the Income Fund had capital loss carryforwards of $1,484,000, all of which expires in 2007.

     At April 30, 2000, the costs of investments for the Money Market, Intermediate, and Income Funds for federal income tax purposes was substantially the same as for financial reporting and totaled $199,802,000, $80,871,000, and $71,082,000, respectively. For the Money Fund, amortized cost is equivalent to value; and for the Intermediate and Income Funds, net unrealized gain (loss) on investments was as follows:


     ---------------------------------------------------------------------------
                                     Intermediate                    Income
                                             Fund                      Fund


     Appreciated investments             $412,000                  $599,000

     Depreciated investments           (1,785,000)               (2,281,000)

     Net unrealized gain (loss)       $(1,373,000)              $(1,682,000)


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management and administrative agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee, of which $105,000, $47,000, and $43,000 were payable at April 30, 2000, by the Money Market, Intermediate, and Income Funds, respectively. The fee, computed daily and paid monthly, is equal to 0.45% of average daily net assets for the Money Market Fund and 0.50% of average daily net assets for the Intermediate and Income Funds. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to each fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by each fund


For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
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For assistance
with your existing
fund account, call:
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1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
copy of the prospectus appropriate
to the fund or funds covered in this
report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site

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Owings Mills
Three Financial Center
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Boston Area
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Los Angeles Area
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900 17th Street N.W.
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T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc., Distributor.       C10-051  4/30/00